UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-Q

QUARTERLY REPORT OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2004

	Number of Shares	Market Value
COMMON STOCKS

CAPITAL GOODS (18.2%)

Allied Waste Industries, Inc. *	6,000	$53,100
Corning, Inc. *	3,000	33,240
Emerson Electric Company	400	24,756
General Electric Company	3,400	114,172
International Paper Company	1,600	64,656
Textron, Inc.	1,500	96,405
Tyco International, Ltd.	4,100	125,706
Waste Management, Inc.	2,500	68,350

		580,385

CONSUMER GOODS (9.7%)

Lear Corporation *	1,700	92,565
Masco Corporation	3,000	103,590
Newell Rubbermaid, Inc.	2,500	50,100
PepsiCo, Inc.	1,300	63,245

		309,500

CONSUMER SERVICES (8.6%)

Cendant Corporation *	1,000	21,600
Comcast Corporation Class A *	3,600	100,512
Time Warner, Inc. *	4,000	64,560
United Rentals, Inc. *	3,500	55,615
Viacom, Inc. Class B *	900	30,204

		272,491

ENERGY (8.7%)

Grant Prideco, Inc. *	3,000	61,470
Royal Dutch Petroleum Company	500	25,800
Schlumberger, Ltd.	1,000	67,310
Weatherford International, Inc. *	2,400	122,448

		277,028

See notes to financial statements.

SCHEDULE OF INVESTMENTS—Continued

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2004

	Number of Shares	Market Value
COMMON STOCKS—Continued

FINANCIAL (18.1%)

Affiliated Managers Group, Inc. *	2,250	$120,465
American Express Company	2,700	138,942
American International Group, Inc.	500	33,995
Bank of America Corporation	2,000	86,660
Citigroup, Inc.	1,500	66,180
JPMorgan Chase & Co.	2,050	81,446
Morgan Stanley	1,000	49,300

		576,988

HEALTH CARE (3.4%)

Eli Lilly and Company	500	30,025
Johnson & Johnson	764	43,036
Medtronic, Inc.	700	36,330

		109,391

STORES (10.2%)

Lowe’s Companies, Inc.	2,300	125,005
Office Depot, Inc. *	4,600	69,138
Staples, Inc. *	1,500	44,730
Wal-Mart Stores, Inc.	1,600	85,120

		323,993

TECHNOLOGY—HARDWARE (5.3%)

Cisco Systems, Inc. *	5,500	99,550
Intel Corporation	3,400	68,204

		167,754

TECHNOLOGY—SOFTWARE & SERVICES (12.4%)

First Data Corporation	2,000	87,000
Microsoft Corporation	4,200	116,130
Oracle Corporation *	4,800	54,144
Yahoo!, Inc. *	4,000	135,640

		392,914

See notes to financial statements.

SCHEDULE OF INVESTMENTS—Continued

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2004

	Number of Shares	Market Value
COMMON STOCKS – Continued

TELECOMMUNICATIONS (5.6%)
Motorola, Inc.	1,200	$21,648
Sanmina-SCI Corporation *	7,496	52,847
Sprint Corporation—FON Group *	1,500	30,195
Vodafone Group, PLC Sponsored ADR†	3,000	72,330

		177,020

TOTAL COMMON STOCK (100.2%)		3,187,464

TOTAL INVESTMENTS (100.2%)		3,187,464

CASH AND RECEIVABLES LESS LIABILITIES (-0.2%)		(7,028)

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$3,180,436

* Non-income producing security

† ADR – American Depository Receipt

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2004

NOTE A—INVESTMENTS AND ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Realized and unrealized gains and losses are credited to or charged to contract owners’ equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

NOTE B—FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Allstate Assurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: November 29, 2004.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: November 29, 2004.